SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Average Useful Lives of Intangible Assets

Amortization of finite-lived intangible assets is computed using the straight-line method over the following estimated average useful lives, which are as follows:

Core technology	7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Deposits
Details of Bank Accounting for Ten Percent or More of Total Deposits	Details of the bank accounting for 10% or more of total deposits are as follows:

	As of December 31,
Bank	2012	2013
	%	%

Bank A	76.5	61.7
Bank B	20.2	29.0

Accounts Receivable
Details of Customer Accounting for Ten Percent or More of Receivable	Customer accounting for 10% or more of accounts receivable is as below:

	As of December 31,
Customer	2012	2013
	%	%

Customer A	10.5		*

Notes Receivable
Details of Customer Accounting for Ten Percent or More of Receivable

Customers accounting for 10% or more of notes receivable are as below:

	As of December 31,
Customer	2012		2013
	%		%

Customer B	31.5		41.6
Customer C		*	28.3
Customer D	15.3			*
Customer E	13.7			*

*	The amount was less than 10%.